LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of components of lease costs
The components of lease costs are as follows:

	Year Ended December 31,
	2025	2024	2023
Operating lease costs:
Amortization of land use right	$3,316	$3,314	$3,302
Operating lease costs	1,077	1,076	1,072
Finance lease costs:
Amortization of right-of-use assets	125	65	—

Total lease costs	$4,518	$4,455	$4,374

Disclosure of other information related to lease term and discount rate
Other information related to lease terms and discount rates of operating leases is as follows:

	December 31,
	2025	2024
Weighted average remaining lease term	29.8 years	30.8 years
Weighted average discount rate	7.81%	7.39%

Summary of maturities of operating lease liabilities
Maturities of operating lease liabilities as of December 31, 2025 are as follows:

Year ending December 31,
2026	$2,038
2027	1,133
2028	1,133
2029	1,131
2030	1,131
Over 2030	28,071

Total future minimum lease payments	34,637
Less: amount representing interest	(20,540)

Present value of future minimum lease payments	14,097
Current portion	(2,002)

Non-current portion	$12,095

Summary of components of lease income
The components of lease income are as follows:

	Year Ended December 31,
	2025	2024	2023
Operating lease income:
Minimum	$7,415	$6,665	$4,393
Contingent	5,616	5,767	3,111
Sales-type lease income	70	—	—

Total lease income	$13,101	$12,432	$7,504

Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable leases
Future

minimum fees, excluding the contingent fees to be received, under non-cancellable
leases as of December 31, 2025 were as follows:

	Operating	Sales-Type
Year ending December 31,
2026	$7,574	$481
2027	6,324	481
2028	4,708	549
2029	1,849	497
2030	1,352	136
Over 2030	3,401	545

Total	$25,208	2,689

Difference between undiscounted cash flow and present value		(957)

Investment in a sales-type lease		$1,732